SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On July 21, 2016, our Board declared a distribution of $0.5775 per unit in respect of the quarter ended June 30, 2016. This cash distribution was paid in August 2016 on total units of 62,336,335.